Subsequent Events (Tables)	6 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
Schedule of changes to our financial statements

Increase (decrease)

Operating Cash	$405,000
Restricted Cash	$(2,288,000)

Convertible Note	$(4,575,000)
Discount on convertible note	$(2,696,000)

Derivative liabilities	$(724,000)

Common stock	$1,000
Paid in capital	$2,710,000

Outstanding shares	13,555,000